SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Allowance for Credit Losses - Additional Information (Details) - ASU 2016-13	Dec. 31, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2020